Note 4 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the Year Ended December 31,
	2015	2014
Net Income	$1,271,000	$1,242,000

Weighted average shares outstanding – basic	1,718,456	1,703,732
Effect of dilutive common stock equivalents	164,010	106,910
Adjusted weighted average shares outstanding – diluted	1,882,466	1,810,642

Basic earnings per share	$0.74	$0.73
Diluted earnings per share	$0.68	$0.69